Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Weighted Average Common Shares Used in Computations of Basic and Diluted Earnings Per Share

The weighted average common shares used in the computations of basic and diluted earnings per share (shares in thousands) for the years ended September 30 were as follows:

	2014	2013	2012
Average common shares outstanding	193,299	195,157	205,460
Dilutive share equivalents from share-based plans	4,410	4,036	3,721

Average common and common equivalent shares outstanding — assuming dilution	197,709	199,193	209,181